Consolidated Statements of Earnings/(Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Earnings/(Loss) [Abstract]
Net sales	$ 588,506	$ 552,641	$ 498,982
Costs and expenses:
Cost of goods sold	478,657	432,731	400,142
Insurance recovery for business interruption - Note M	(4,082)
Selling, general and administrative expenses	71,890	72,310	67,119
Research and development expenses	19,990	18,313	14,154
Insurance recovery for property damage - Note M	(6,067)
Restructuring charges - Note O	2,878	1,444	2,243
Goodwill impairment			33,153
Operating earnings/(loss)	25,240	27,843	(17,829)
Other (expense)/income:
Interest expense	(2,119)	(1,074)	(1,878)
Interest income	1,257	385	156
Other	1,959	872	(863)
Total other income/(expense)	1,097	183	(2,585)
Earnings/(loss) before income taxes	26,337	28,026	(20,414)
Income tax expense/(benefit) - Note J	5,370	5,988	13,636
Net earnings/(loss)	$ 20,967	$ 22,038	$ (34,050)
Net earnings/(loss) per share - Note D
Basic	$ 0.61	$ 0.65	$ (1.01)
Diluted	$ 0.60	$ 0.63	$ (1.01)